Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2021		2020
	Number	$m	Number	$m
At 1 Jan	20,693,621,100	10,347	20,638,524,545	10,319
Shares issued under HSBC employee share plans	58,266,053	29	55,096,555	28
Shares issued in lieu of dividends	—	—	—	—
Less: Shares repurchased and cancelled	120,366,714	60	—	—
At 31 Dec[1]	20,631,520,439	10,316	20,693,621,100	10,347

HSBC Holdings 6.2% non-cumulative US dollar preference shares, Series A
	2021		2020
	Number	$m	Number	$m
At 1 Jan and 31 Dec[2]	—	—	1,450,000	—

HSBC Holdings share premium
	2021	2020
	$m	$m
At 31 Dec	14,602	14,277

Total called up share capital and share premium
	2021	2020
	$m	$m
At 31 Dec	24,918	24,624
1    All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.
2    In 2019 this security was included in the capital base of HSBC as additional tier 1 capital in accordance with the CRR II rules, by virtue of the application of grandfathering provisions. This security was called by HSBC Holdings on 10 December 2020 and was redeemed and cancelled on 13 January 2021. Between the date of exercise of the call option and the redemption, this security was considered as an other liability.

Disclosure of other equity instruments

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
		First call date	2021	2020
			$m	$m
$2,000m	6.875% perpetual subordinated contingent convertible securities[1]	Jun 2021	—	2,000
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,250	2,250
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,450	2,450
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	3,000	3,000
$2,350m	6.250% perpetual subordinated contingent convertible securities	Mar 2023	2,350	2,350
$1,800m	6.500% perpetual subordinated contingent convertible securities	Mar 2028	1,800	1,800
$1,500m	4.600% perpetual subordinated contingent convertible securities[2]	Dec 2030	1,500	1,500
$1,000m	4.000% perpetual subordinated contingent convertible securities[3]	Mar 2026	1,000	—
$1,000m	4.700% perpetual subordinated contingent convertible securities[4]	Mar 2031	1,000	—
€1,500m	5.250% perpetual subordinated contingent convertible securities	Sep 2022	1,945	1,945
€1,000m	6.000% perpetual subordinated contingent convertible securities	Sep 2023	1,123	1,123
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,422	1,422
£1,000	5.875% perpetual subordinated contingent convertible securities	Sep 2026	1,301	1,301
SGD1,000m	4.700% perpetual subordinated contingent convertible securities	Jun 2022	723	723
SGD750m	5.000% perpetual subordinated contingent convertible securities	Sep 2023	550	550
At 31 Dec			22,414	22,414
1    This security was called by HSBC Holdings on 15 April 2021 and was redeemed and cancelled on 1 June 2021.
2    This security was issued by HSBC Holdings on 17 December 2020. The first call date commences six calendar months prior to the reset date of
17 June 2031.
3    This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of
9 September 2026.
4    This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of
9 September 2031.

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2021			31 Dec 2020
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
123,196,850	2020 to 2027	£2.6270–£5.9640	130,952,539	2019 to 2026	£2.6270–£5.9640